Digital Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Digital Assets [Abstract]
Schedule of digital asset activity from continuing and discontinued operations
	Nine months ended September 30,
	2022	2021
Opening Balance	$5,202	$24
Revenue from mining	4,077	9,244
Payment of mining equipment under lease to buy arrangement	-	(1,091)
Mining pool operating fees	(41)	(96)
Impairment of digital assets	(2,494)	(325)
Management fees	-	(322)
Owners’ distributions	-	(1,521)
Proceeds from sale of digital assets	(8,023)	(3,670)
Transaction fees	(132)	-
Realized gain on sale of digital assets	1,498	91
Ending Balance	$87	$2,334

	Three months ended September 30,
	2022	2021
Opening Balance	$218	$105
Revenue from mining	809	2,993
Payment of mining equipment under lease to buy arrangement	-	(72)
Mining pool operating fees	(8)	(31)
Impairment of digital assets	(71)	(325)
Proceeds from sale of digital assets	(1,068)	(339)
Transaction fees	(20)	-
Realized gain on sale of digital assets	227	3
Ending Balance	$87	$2,334

	December 31,
	2021	2020
Opening Balance	$24	$25
Revenue from mining	12,534 *	1,868 *
Received for membership interest	-	46
Payment of Mining equipment under lease to buy arrangement	(1,091)	-
Mining pool operating fees	(129)	(4)
Management fees	(321)	(189)
Transaction fees	(26)	-
Owners’ distributions	(1,521)	(1,211)
Digital asset impairment	(704)	-
Proceeds from sale of digital assets	(3,670)	(555)
Realized gain on sale of digital assets	106	44
Ending Balance	$5,202	$24

*	Of the $12.5 million revenue from mining, $4.4 million in continuing operations and $8.1 million in discontinued operations. The $1.8 million in 2020 is included in discontinued operations.